Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure

12. Capital Structure

(a)Common Stock:

Under the amended and restated articles of incorporation, the Company's authorized common stock consists of 755,000,000 shares of common stock, par value $0.001 per share, divided into 750,000,000 Class A Common Shares and 5,000,000 Class B Common Shares.

Each holder of Class A Common Shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Class A Common Shares are entitled to receive ratably all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Upon dissolution, liquidation or sale of all or substantially all of the Company's assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, Class A Common Share holders are entitled to receive pro rata the Company's remaining assets available for distribution. Holders of Class A Common Shares do not have conversion, redemption or pre-emptive rights.

On October 12, 2010, the Company entered into a Controlled Equity Offering Sales Agreement with Cantor Fitzgerald & Co. as sales agent, and on the same date the Company filed a prospectus supplement to the shelf registration statement relating to the offer and sale up to 1,500,000 common shares, par value $0.001 per share, from time to time through Cantor Fitzgerald & Co., as agent for the offer and sale of the common shares. As of December 31, 2010, 307,100 common shares had been sold under the Controlled Equity Offering with proceeds net of commissions amounting to $11,102,990 and 2% of the shares sold or 6,142 shares with a fair value of $226,459 were granted to Loretto for no consideration. In 2011, a further 384,890 common shares were sold under the Controlled Equity Offering with proceeds net of commissions amounting to $12,173,380 and 2% of the shares sold or 7,697 with a fair value of $248,416 were granted to Loretto for no consideration (refer to Note 3).

Effective as of the close of trading on November 5, 2012, the Company effectuated a 10-for-1 reverse stock split of its issued and outstanding common shares. The common shares commenced trading on the New York Stock Exchange on a split-adjusted basis upon the open of trading on November 6, 2012. The reverse stock split was approved by shareholders at the Company’s 2012 Annual General Meeting of Shareholders held on October 24, 2012 and by the Company’s Board of Directors on October 24, 2012. The reverse stock split reduced the number of the Company’s issued and outstanding common shares and affected all issued and outstanding common shares, as well as common shares underlying stock options outstanding immediately prior to the effectiveness of the reverse stock split. The number of the Company’s authorized common shares was not affected by the reverse split. No fractional shares were issued in connection with the reverse stock split. Shareholders who would have otherwise held a fractional share of the Company’s Common Stock as a result of the reverse stock split received a cash payment in lieu of such fractional share.

On December 13, 2012, the Company filed a prospectus for the issuance of shares upon exercise of subscription rights for potential future equity increase. As of December 31, 2012, the Company had not proceeded with any further actions to declare this prospectus effective.

On December 24, 2012, the Company entered into an agreement to sell 4,901,961 newly-issued Class A Common shares to Innovation Holdings, an entity beneficially owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, for a total consideration of $10,000,000. The transaction closed on December 24, 2012. In connection with the transaction, the Company was granted the right to repurchase the common shares issued to Innovation Holdings in the private placement, for the same price per share at which the shares were sold, which expired without being exercised upon the Company’s execution of definitive documentation relating to the restructuring of the Company’s debt, as discussed in Note 9. In addition, Innovation Holding also received customary registration rights in respect of the common shares it received in the private placement. The documentation entered into in connection with the private placement was approved by the independent member of the Company’s Board of Directors.

Furthermore, in relation to the finalization of the Company’s debt restructuring as discussed in Note 9, effective February 15, 2013, 98,039 Class A Common shares, representing the 2.0% of the 4,901,961 newly-issued Class A Common shares sold to Innovation Holdings discussed above, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 15, 2013, is $335,784, which will be recorded as share based compensation in the first quarter of 2013.

After giving effect to the 10-for-1 reverse stock split discussed above, as of December 31, 2011 and 2012, the Company had a total of 6,089,826 and 11,001,403 Class A Common Shares outstanding, respectively, and no other class of shares outstanding.

(b)Preferred Stock:

Under the amended and restated articles of incorporation, the Company's authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.001 per share, and there was none issued and outstanding at December 31, 2011 and 2012.